NET LOSS FROM CONTINUING OPERATIONS - Schedule of Other losses, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Income (Loss) From Continuing Operations [Abstract]
Foreign exchange gains (losses), net	$ (780)	$ 955	$ (346)
Others	(860)	(2,383)	(607)
Other operating income (expense)	$ (1,640)	$ (1,428)	$ (953)